Employee benefits - Summary of employee benefits liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of employee benefits [Abstract]
Salaries and wages accrued	$ 122	$ 149
Provision for annual leave	33	40
Provision for other employee benefits	52	53
Provision for exit from multi-employer pension plans	64	70
Defined benefit obligations:
Pension benefits	854	840
Post-employment medical benefits	94	106
Total employee benefits liabilities	1,219	1,258
Current	178	213
Non-current	$ 1,041	$ 1,045